Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Detail)	Dec. 31, 2021 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 485,109
2023	207,419
2024 and thereafter	0
Total undiscounted lease payments	692,528
Less: imputed interest	24,198
Total operating lease liabilities	$ 668,330